Form 13F Cover Page

 Filing for Quarter-Ending:          June 30, 2008

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:         Croft-Leominster, Inc.
 Address:      300 Water Street, 4th floor
               Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Carla Prescimone
Title:          Assistant Vice President
Phone:          410-576-0100

Signature, Place, and Date of Signing:

                                     Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X )   13F Holdings Report       Check here if all holdings of this reporting
                                  manager are reported in this report.

(   )   13F Notice                Check here if no holdings reported are in this
                                  report, and all holdings are reported by other reporting manager(s).

(   )  13F Combination Report    Check here if a portion of the holdings for
                                 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                              none

Form 13F Information Table Entry Total:                         149

Form 13F Information Table Value Total:                       $454.31
                                                           (thousands)



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

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion: SOLE

ITEM 7: Voting Authority:      NONE

                SECURITY NAME                     TITLE of CLASS           CUSIP              MARKET VALUE         QUANITY
----------------------------------------------------------------------------------------------------------------------------------
 AAR Corp                                               COM              000361105                $ 1.9759         146,040
 ABB Ltd                                           SPONSORED ADR         000375204                $ 3.9549         139,651
 AXT Inc                                                COM              00246W103                $ 0.0503          12,000
 Albemarle Corp                                         COM              012653101                $ 5.3281         133,504
 Aloca Inc                                              COM              013817101                $ 3.5888         100,752
 Allegheny Technologies Inc.                            COM              01741R102                $ 3.1021          52,330
 Allstate Corp                                          COM              020002101                $ 3.2771          71,882
 Altera Corp                                            COM              021441100                $ 2.4499         118,351
 Ameren Corporation                                     COM              023608102                $ 0.6120          14,493
 American International Group I                         COM              026874107                $ 2.3696          89,555
 Applied Materials Inc                                  COM              038222105                $ 1.3344          69,899
 Aquila Inc.                                            COM              03840P102                $ 0.2148          56,964
 Asia Tigers Fund Inc                                   COM              04516T105                $ 0.3726          16,923
 BP PLC                                            SPONSORED ADR         055622104                $ 0.3573           5,136
 Baldor Elec Co                                         COM              057741100                $ 4.5542         130,194
 Bank of America Corp                                   COM              060505104                $ 2.5173         105,459
 Bank of New York Mellon Corp                           COM              064058100                $ 2.5378          67,083
 Bill Barrett Corporation                               COM              06846N104                $ 4.9219          82,847
 Berkshire Hathaway - CL A                              CL A             084670108                $ 0.4830               4
 Berkshire Hathaway - CL B                              CL B             084670207                $ 3.7512             935
 Burlington Northn Santa Fe C                           COM              12189T104                $ 0.2770           2,773
 CB Richard Ellis Group Inc                             CL A             12497t101                $ 3.4210         178,176
 CF Inds Hldgs Inc                                      COM              125269100               $ 12.0165          78,642
 Cablevision Sys Corp                             CL A NY CABLVS         12686C109                $ 2.6934         119,175
 Cadbury PLC                                         SPONS ADR           12721e102                $ 0.5373          10,678
 Calpine Corp                                         COM NEW            131347304                $ 8.8625         392,841
 Canadian Natl Ry Co                                    COM              136375102                $ 0.7495          15,588
 Canadian Natural Resources                             COM              136385101                $ 0.4854           4,842
 Caterpillar Inc                                        COM              149123101                $ 5.3467          72,429
 Cell Genesys Inc                                       COM              150921104                $ 0.0416          16,000
 Cephalon, Inc.                                         COM              156708109                $ 2.6912          40,354
 Champion Enterprises Inc                               COM              158496109                $ 0.0644          11,000
 Cisco Sys Inc                                          COM              17275R102                $ 4.6928         201,752
 Citigroup, Inc.                                        COM              172967101                $ 1.9284         115,060
 Clearwire Corp                                        CL A              185385309                $ 0.1400          10,800
 Collective Brands Inc                                  COM              19421w100                $ 2.1787         187,333
 Companhia Energetica de Mina                     SP ADR N-V PRD         204409601                $ 0.2353           9,586
 Corning Inc                                            COM              219350105                $ 4.3898         190,445
 Covance Inc.                                           COM              222816100                $ 0.7490           8,707
 Cresud  S A C I F Y A                             SPONSORED ADR         226406106                $ 3.7611         253,100
 Deere & Co                                             COM              244199105                $ 8.2367         114,192
 Dow Chemical Co                                        COM              260543103                $ 0.2811           8,053
 Dresser-Rand Group Inc                                 COM              261608103                $ 0.3519           9,000
 Du Pont E I  De Nemours & Co                           COM              263534109                $ 3.0360          70,785
 Dynegy Inc Del                                        CL A              26817g102                $ 7.5719         885,604
 Edison Intl                                            COM              281020107                $ 0.8783          17,094
 Edwards Lifesciences Corporati                         COM              28176E108                $ 5.9791          96,375
 Enerplus Resources Fund                           UNIT TR G NEW         29274D604                $ 0.4457           9,638
 Enterprise Products Partners L                         COM              293792107                $ 0.3539          11,981
 Entertainment Pptys Tr                           COM SH BEN INT         29380T105                $ 0.4477           9,055
 Exxon Mobil Corp                                       COM              30231G102                $ 0.3473           3,941
 FMC Corp                                             COM NEW            302491303                $ 9.9345         128,287
 FirstEnergy Corp                                       COM              337932107                $ 3.9450          47,917
 Five Star Quality Care Inc                             COM              33832D106                $ 0.0662          14,000
 Forestar Real Estate Group Inc                         COM              346233109                $ 2.1233         111,459
 Franklin Resources Inc                                 COM              354613101                $ 1.3561          14,797
 Freeport McMoran Copper & Gold                         COM              35671D857               $ 13.6040         116,085
 Gabelli Divd & Income Tr                               COM              36242h104                $ 0.1942          11,000
 General Cable Corp Del New                             COM              369300108                $ 8.8100         144,782
 General Electric Co                                    COM              369604103                $ 5.2536         196,837
 General Mills Inc                                      COM              370334104                $ 0.5816           9,570
 Genworth Financial Inc.                                COM              37247D106                $ 4.2769         240,141
 Grubb & Ellis Co                                  COM PAR $0.01         400095204                $ 0.0616          16,000
 Gulfport Energy Corp                                 COM NEW            402635304                $ 1.9282         117,072
 Honeywell Intl Inc                                     COM              438516106                $ 6.5289         129,851
 ITT Corp (New)                                         COM              450911102                $ 6.8617         108,349
 ICON plc - Spons ADR                              SPONSORED ADR         45103T107                $ 3.6742          48,652
 Iowa Telecommunications Servic                         COM              462594201                $ 0.2420          13,740
 iShares Inc                                        MSCI BRAZIL          464286400                $ 0.2098           2,350
 Japan Smaller Captlztn Fd Inc                          COM              47109U104                $ 0.1039          11,100
 Johnson & Johnson                                      COM              478160104                $ 6.2459          97,076
 KHD Humboldt Wedag Intl Ltd                            COM              482462108                $ 0.2428           7,700
 Kansas City Southern                                 COM NEW            485170302                $ 0.8847          20,111
 Koninklije Philips Electronics                   SP ADR NEW 2000        500472303                $ 0.2222           6,575
 Laboratory Corp Amer Hldgs                           COM NEW            50540R409                $ 0.2047           2,940
 Legg Mason Inc                                         COM              524901105                $ 0.6058          13,905
 Lexicon Pharmaceuticals Inc                            COM              528872104                $ 0.0198          12,400
 Liberty Global, Inc. - A                            COM SER A           530555101                $ 0.2704           8,602
 Liberty Media Hldg Corp                           INT COM SER A         53071M104                $ 1.0475          70,968
 Liberty Media Hldg Corp                           CAP COM SER A         53071M302                $ 0.6110          42,433
 Liberty Media Corp New                            ENT COM SER A         53071M500                $ 6.6653         275,086
 Lloyds TSB Group plc                              SPONSORED ADR         539439109                $ 1.3805          55,957
 Lorillard Inc                                          COM              544147101                $ 5.1814          74,919
 Lowe's Companies                                       COM              548661107                $ 6.3291         305,017
 MMC Energy Inc                                       COM NEW            55312q208                $ 0.0360          16,000
 Markel Corporation                                     COM              570535104                $ 0.6092           1,660
 Marsh & McLennan Cos                                   COM              571748102                $ 6.6914         252,029
 Mattson Technology Inc                                 COM              577223100                $ 0.0666          14,000
 McDonald's Corp.                                       COM              580135101                $ 1.4135          25,143
 Merriman Curhan Ford Group Inc                         COM              590418109                $ 0.0167          13,128
 National City Corp                                     COM              635405103                $ 2.4637         516,492
 Nexen Inc.                                             COM              65334H102               $ 11.3172         284,710
 Nobel Learning Communities, In                         COM              654889104                $ 0.2185          15,700
 Norfolk Southern Corp                                  COM              655844108                $ 0.5920           9,446
 Novogen Limited                                   SPONSORED ADR         67010F103                $ 0.0815          14,200
 Oilsands Quest Inc                                     COM              678046103               $ 10.2682       1,579,726
 Optical Cable Corp                                   COM NEW            683827208                $ 0.1921          27,600
 PHC Inc Mass                                          CL A              693315103                $ 0.0671          25,900
 PG&E Corp                                              COM              69331C108                $ 1.0225          25,762
 PMC-Sierra Inc                                         COM              69344F106                $ 0.0856          11,200
 Penn West Energy Tr                                  TR UNIT            707885109                $ 4.7802         141,257
 Pentair, Inc                                           COM              709631105                $ 2.3285          66,492
 PerkinElmer, Inc.                                      COM              714046109                $ 2.2020          79,066
 Pfizer Inc                                             COM              717081103                $ 2.2464         128,586
 Pharmaceutical Product Develop                         COM              717124101                $ 6.9300         161,539
 Philip Morris Intl Inc                                 COM              718172109                $ 3.8509          77,969
 Pinnacle West Capital Corp                             COM              723484101                $ 0.9208          29,925
 Plum Creek Timber Co Inc                               COM              729251108                $ 6.1487         143,963
 Potash Corp Sask Inc                                   COM              73755L107                $ 0.5554           2,430
 Potlatch Corp New                                      COM              737630103                $ 7.4472         165,054
 Pressure Biosciences Inc                               COM              74112E109                $ 0.0403          11,453
 Procter & Gamble                                       COM              742718109                $ 3.5487          58,357
 Prudential Financial Inc.                              COM              744320102                $ 6.3846         106,873
 Quanta Svcs Inc                                        COM              74762E102                $ 5.7177         171,859
 St Joe Co                                              COM              790148100                $ 2.1070          61,392
 Sangamo BioSciences, Inc.                              COM              800677106                $ 0.2030          20,400
 Sierra Pac Res New                                     COM              826428104                $ 2.4009         188,897
 Southern Union Co                                      COM              844030106                $ 2.3467          86,852
 Southwestern Energy Co                                 COM              845467109               $ 11.2104         235,464
 Terex Corporation                                      COM              880779103                $ 6.0392         117,563
 3M Co.                                                 COM              88579Y101                $ 4.8365          69,500
 Tortoise North Amrn Enrgy Co                           COM              89147T103                $ 0.7374          29,915
 Trinity Inds Inc                                       COM              896522109                $ 2.1242          61,233
 USG Corp                                             COM NEW            903293405                $ 1.9544          66,094
 Ultra Petroleum Corp                                   COM              903914109               $ 11.0042         112,059
 Unilever N V                                       NY SHS NEW           904784709                $ 0.5291          18,632
 United Parcel Svc Inc. CL B                            COM              911312106                $ 0.2464           4,009
 United Technologies                                    COM              913017109                $ 6.0706          98,389
 UnitedHealth Group Inc                                 COM              91324P102                $ 1.4193          54,067
 Varian Inc.                                            COM              922206107                $ 0.5207          10,197
 Varian Medical Systems, Inc.                           COM              92220P105                $ 0.6145          11,852
 Verisign, Inc.                                         COM              92343E102                $ 6.3956         169,195
 Viacom Inc. - Cl B                                     CL B             92553P201                $ 2.7216          89,116
 Wachovia Corp New                                      COM              929903102                $ 1.3114          84,444
 Waddell & Reed Financial - A                          CL A              930059100                $ 2.6370          75,321
 Waters Corporation                                     COM              941848103                $ 0.2975           4,613
 Wells Fargo & Co.                                      COM              949746101                $ 0.2536          10,679
 Wesco Intl Inc                                         COM              95082p105                $ 1.0971          27,401
 Weyerhaeuser Co                                        COM              962166104               $ 11.6937         228,661
 Williams Cos Inc.                                      COM              969457100               $ 14.6593         363,665
 Windstream Corp                                        COM              97381W104                $ 0.1272          10,306
 Wyeth                                                  COM              983024100                $ 4.3013          89,686
 Amdocs Ltd                                             ORD              G02602103                $ 4.2491         144,429
 Foster Wheeler Ltd.                                  SHS NEW            G36535139               $ 17.8128         243,510
 Invesco Ltd                                            SHS              G491BT108                $ 7.2474         302,225
 Noble Corporation                                      SHS              G65422100                $ 0.3898           6,000
 Rosetta Genomics Ltd                                   SHS              M82183100                $ 0.0556          11,700
 QIAGEN N.V.                                            ORD              N72482107                $ 5.6257         279,469
 Flextronics Intl Ltd                                   ORD              Y2573F102                $ 0.2189          23,291

                                                                                                $ 454.3135      14,632,425
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